Significant Accounting Policies - Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Recent Accounting Pronouncements
Other assets	$ 6,050	$ 8,039
Long-term debt	$ 724,009	837,654
Accounting Standards Update 2015-03
Recent Accounting Pronouncements
Other assets		10,300
Long-term debt		$ 10,300